segment information - Income before income taxes (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Dec. 31, 2017
Income before income taxes
Operating revenues external	$ 3,453	$ 3,280	$ 6,830	$ 6,463
Goods and services purchased	1,491	1,423	2,899	2,747
Employee benefits expense	711	649	1,411	1,273
EBITDA	1,251	1,208	2,520	2,443	$ 4,987	$ 4,910
Depreciation	411	391	822	793
Amortization	148	135	287	265
Operating income	692	682	1,411	1,385
Financing costs	150	142	306	280
INCOME BEFORE INCOME TAXES	$ 542	$ 540	$ 1,105	$ 1,105